Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 41,835	Fees	UNITED STATES		Government of the United States of America United States Nuclear Regulatory Commission
#: 2
	462,800	Fees	UNITED STATES		Government of the United States of America Bureau of Land Management
#: 3
	178,073	Fees	UNITED STATES	snj:US-WY	State of Wyoming Department of Environmental Quality
#: 4
	11,812	Fees	UNITED STATES	snj:US-WY	State of Wyoming Office of State Lands and Investment
#: 5
	1,498,855	Taxes	UNITED STATES	snj:US-WY	State of Wyoming Deparment of Revenue [Member]	Lost Creek
#: 6
	134,390	Taxes	UNITED STATES		Sweetwater County, Wyoming	Lost Creek
#: 7
	14,730	Fees	UNITED STATES		Sweetwater County, Wyoming
#: 8
	24,583	Taxes	UNITED STATES		Carbon County, Wyoming	Shirley Basin
#: 9
	765	Fees	UNITED STATES		Carbon County, Wyoming
#: 10
	985	Taxes	UNITED STATES		Fremont County, Wyoming	Lost Creek
#: 11
	$ 47	Fees	UNITED STATES		Fremont County, Wyoming